EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings per share	EARNINGS PER SHARE
Basic earnings per share amounts are calculated by dividing the net income for the year by the weighted average number of ordinary shares issued and outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net income by the weighted average number of shares issued and outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. If in the period there is a loss then any potential ordinary shares have been excluded from the calculation of diluted loss per share.
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2022	2021	2020
Net income	188,042	162,205	8,105

Weighted average number of ordinary shares	53,198,015	53,319,408	54,099,504
Share options	325,851	20,884	174,689
Weighted average number of shares, adjusted for dilution	53,523,866	53,340,292	54,274,193

Earnings per share
Basic	3.53	3.04	0.15
Diluted	3.51	3.04	0.15